Marketable Securities (Details) - Schedule of Company Acquired Equity Securities - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Schedule of Company Acquired Equity Securities [Abstract]
Cost	$ 25,772	$ 24,292
Market value	$ 23,026	$ 20,722